Accounts and notes receivable (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Accounts and notes receivable

	December 31, 2018	December 31, 2019
	NT$000	NT$000
Accounts receivable	4,747,834	4,454,255
Notes receivable	1,595	765
Less: Loss allowance	(2,141)	(1,351)

	4,747,288	4,453,669

Aging of Accounts Receivable which are Past Due but not Impaired

	December 31, 2018	December 31, 2019
	NT$000	NT$000
Current	4,596,895	4,440,846
Within 1 month	18,807	13,733
1 – 2 months	131,787	441
2 – 3 months	1,436	—
3 – 4 months	180	—
Over 4 months	324	—

	4,749,429	4,455,020